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WRITER'S DIRECT NUMBER:

+44 20 7655 5875
                                September 2, 2005




VIA EDGAR
              Securities and Exchange Commission
              450 Fifth Street, N.W.
              Washington, D.C. 20549


                                The BOC Group plc
                         Commission File Number 0-10906
                   Response to SEC letter dated July 26, 2005
                  ---------------------------------------------

              Ladies and Gentlemen:

              On behalf of The BOC Group plc, please find enclosed a copy of the Company's response to a letter received from Mr John Cash, Accounting Branch Chief, dated 26 July 2005 submitted electronically through EDGAR, under the Securities Exchange Act of 1934, as amended.

              If the Staff wishes to discuss this matter at any time, please telephone (collect) any of Sarah Larkins, Assistant Company Secretary, The BOC Group plc at +44 1276 807383, or Kyuli Oh, Shearman & Sterling LLP at +44 20 7655 5875.



                                        Very truly yours,


                                        /s/ Kyuli Oh